NATURE OF OPERATIONS (Details) - CAD ($)	Jun. 01, 2022	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Working capital		$ 91,135,000
Northern Properties | Newmont
Disclosure of non-adjusting events after reporting period [line items]
Total consideration for sale of Northern Properties	$ 25,598,000
QuestEx Gold And Copper Ltd
Disclosure of non-adjusting events after reporting period [line items]
Total cash and share consideration	$ 41,250,000